Average Annual Total Returns{- Fidelity Asset Manager 60%} - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-10 - Fidelity Asset Manager 60%	Fidelity Asset Manager 60% Return Before Taxes Past 1 year	Fidelity Asset Manager 60% Return Before Taxes Past 5 years	Fidelity Asset Manager 60% Return Before Taxes Past 10 years	Fidelity Asset Manager 60% After Taxes on Distributions Past 1 year	Fidelity Asset Manager 60% After Taxes on Distributions Past 5 years	Fidelity Asset Manager 60% After Taxes on Distributions Past 10 years	Fidelity Asset Manager 60% After Taxes on Distributions and Sales Past 1 year	Fidelity Asset Manager 60% After Taxes on Distributions and Sales Past 5 years	Fidelity Asset Manager 60% After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0595 Past 1 year	F0595 Past 5 years	F0595 Past 10 years
Total	20.65%	6.85%	8.05%	19.37%	5.82%	6.95%	12.90%	5.09%	6.18%	31.49%	11.70%	13.56%	19.92%	7.15%	8.24%